Institutional | Mid Cap Equity Portfolio
Mid Cap Equity Portfolio (Institutional Shares)
Investment Objective:
Long-term capital appreciation consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses	Institutional Mid Cap Equity Portfolio Institutional Shares
Management Fees	0.55%
Other Expenses	0.41%	[1],[2]
Total Annual Portfolio Operating Expenses	0.96%
Fee Waivers and Expense Reimbursements	0.16%	[3]
Net Expenses	0.80%
[1]	(includes 0.05% shareholder servicing fees payable to Glenmede Trust)
[2]	Other Expenses are based on estimated amounts for the current fiscal year of the Institutional Shares of the Portfolio.
[3]	Glenmede Investment Management LP (the "Advisor") has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Portfolio's annual total operating expenses exceed 0.80% of the Portfolio's average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2019 and may discontinue this arrangement at any time thereafter. This contractual fee waiver agreement may not be terminated before February 28, 2019 without the approval of The Glenmede Fund, Inc.'s (the "Fund") Board of Directors (the "Board").

Example:
This Example is intended to help you compare the cost of investing in the Portfolio's Institutional Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same, taking into account the fee waiver in the first year of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Institutional | Mid Cap Equity Portfolio | Institutional Shares | USD ($)	82	290	515	1,163

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 47% of the average value of its portfolio.
Principal Investment Strategies:
Under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, such as common stocks and preferred stocks, of U.S. mid cap companies that the Advisor believes are undervalued. Mid cap companies include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the Russell Midcap® Index or the S&P MidCap 400® Index at their last rebalancing. That capitalization range was $2.4 billion to $29.4 billion as of May 12, 2017 for the Russell Midcap® Index and $944.2 million to $14.5 billion for the S&P MidCap 400® Index as of January 31, 2018.

The Advisor uses a combination of quantitative and fundamental research to select securities. The Advisor uses a quantitative proprietary multi-factor computer model which identifies a list of attractive securities having revenue and earnings growth potential with reasonable valuations, and then applies fundamental research to select which securities to buy and sell for this Portfolio.
Principal Investment Risks:
All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Value Style Risk: Although the Portfolio invests in stocks the Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower. In addition, the value investment style can shift into and out of favor with investors, depending on market and economic conditions. As a result, the Portfolio may at times outperform or underperform other funds that invest more broadly or employ a different investment style.

Mid Cap Risk: The Portfolio is subject to the risk that the stocks of mid cap companies can be more volatile and riskier than the stocks of larger issuers. Mid cap companies tend to have more limited resources, product lines and market share than larger more established businesses. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of mid cap company stocks might fall regardless of trends in the broader market.
Performance Information:
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The past performance information shown below is for Advisor Shares, which are not available through this Prospectus. Although Institutional Shares would have similar annual returns to Advisor Shares because the classes are invested in the same portfolio of securities, the returns for Advisor Shares will vary from Institutional Shares because of the lower expenses paid by the Institutional Shares. Performance information for Institutional Shares will be included after the share class has been in operation for one complete calendar year. The bar chart shows how the performance of the Portfolio’s Advisor Shares has varied from year to year. The table shows how the Portfolio’s Advisor Shares average annual total returns for one year and since inception compare to those of a selected market index. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Performance reflects expense reimbursements and/or fee waivers in effect. If such expense reimbursements or fee waivers were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.
Mid Cap Equity Portfolio (Advisor Shares)

During the periods shown in the bar chart, the highest quarterly return was 7.54% (for the quarter ended December 31, 2016) and the lowest quarterly return was -8.86% (for the quarter ended September 30, 2015).
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Total Returns (for the periods ended December 31, 2017)
Average Annual Total Returns - Institutional - Mid Cap Equity Portfolio	Past 1 Year	Since Inception	Inception Date
Advisor Shares	12.38%	6.95%	Sep. 30, 2014
Advisor Shares | Return After Taxes on Distributions	12.29%	6.76%	Sep. 30, 2014
Advisor Shares | Return After Taxes on Distributions and Sale of Fund Shares	7.08%	5.36%	Sep. 30, 2014
S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)	16.24%	12.34%	Sep. 30, 2014